BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 3) In Millions, unless otherwise specified	0 Months Ended			0 Months Ended
	Nov. 23, 2011 SPB USD ($) item	Nov. 23, 2011 SPB RUB	Nov. 23, 2011 SPB Maximum [Member] USD ($)	Nov. 23, 2011 SPB Software RUB	Nov. 23, 2011 SPB Patents, customer relationships and non-compete agreements RUB	Nov. 23, 2011 SPB Patents RUB	Nov. 23, 2011 SPB Customer relationships RUB	Nov. 23, 2011 SPB Non-compete agreements RUB	Nov. 23, 2012 SPB Software, Inc.	Nov. 23, 2012 SPB Software, Ltd.	Nov. 23, 2012 SPB Software, Co., Ltd.
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)	100.00%	100.00%							100.00%	100.00%	100.00%
Number of legal entities acquired	3	3
Cash consideration for acquisition of the entity	$ 24.3	745.0
Contingent consideration payable		433.0	14.1
Contingent consideration paid	7.1	216.0
ASSETS:
Cash and cash equivalents		10
Current assets		16
Property and equipment		4
Intangible assets		390		233	157	78	62	17
Goodwill		470
Total assets		890
LIABILITIES:
Current liabilities		17
Non-current liabilities		81
Deferred tax liabilities		47
Net assets		745
Total purchase consideration		745
Amortization period of intangible assets acquired				7 years 1 month 6 days